Summary of Significant Accounting Policies - Loans (Details)	12 Months Ended
Dec. 31, 2018 item
Loans written off
Threshold nonperforming period for substandard loans	30 days
Minimum number of installments overdue to be classified as non-compliant	1
Threshold past due period for non-complying loans	90 days
Consumer loans
Loans written off
Maximum period allowed to written off loans	6 months
Other transactions - unsecured
Loans written off
Maximum period allowed to written off loans	24 months
Commercial loans - secured
Loans written off
Maximum period allowed to written off loans	36 months
Residential mortgage loans
Loans written off
Maximum period allowed to written off loans	48 months
Consumer leases
Loans written off
Maximum period allowed to written off loans	6 months
Other non-real estate lease transactions
Loans written off
Maximum period allowed to written off loans	12 months
Real estate leases (commercial or residential)
Loans written off
Maximum period allowed to written off loans	36 months